Risk Management Activities - Market Risk - Foreign Currency - Narrative (Detail) $ in Millions							12 Months Ended
	Mar. 31, 2020 USD ($) $ / $	Dec. 31, 2018 USD ($) $ / USD	Oct. 31, 2018 USD ($) $ / USD	Sep. 30, 2018 USD ($) $ / USD	Jun. 30, 2018 USD ($) $ / USD	May 31, 2018 $ / USD	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)	Dec. 31, 2020 AUD ($)	Dec. 31, 2020 AUD ($)	May 30, 2018 USD ($)
Disclosure of Financial Risk Management [line items]
Term loan and revolving credit facility							$ 1,200,000,000
Chile, Pesos
Disclosure of Financial Risk Management [line items]
Average strike rate | $ / $	836.45
Currency risk
Disclosure of Financial Risk Management [line items]
Exposure to risk relating to financial instruments							0
Currency risk | Australia
Disclosure of Financial Risk Management [line items]
Average strike rate | $ / USD		0.7150	0.7075	0.7182	0.7330	0.7517
Currency risk | Forward contract | Salares Nortes
Disclosure of Financial Risk Management [line items]
Term loan and revolving credit facility	$ 544,500,000
Mark to market value, liabilities							0	$ 6,800,000
Gains (losses) on ineffectiveness of hedges of net investments in foreign operations recognised in profit or loss							(4,700,000)	32,900,000
Mark to market value, liabilities							0	6,800,000
Unrealized gain (loss) on hedge ineffectiveness							$ 6,800,000	$ (92,900,000)
Currency risk | Forward contract | Australia
Disclosure of Financial Risk Management [line items]
Term loan and revolving credit facility		$ 50,000,000	$ 60,000,000	$ 100,000,000	$ 60,000,000							$ 96,000,000
Mark to market value, liabilities									$ 0		$ 0.0
Gains (losses) on ineffectiveness of hedges of net investments in foreign operations recognised in profit or loss									(300,000)	$ (0.4)
Mark to market value, liabilities									$ 0		$ 0.0